Investment in Sal De La Puna Joint Venture (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about business combination [line items]
Summary of Joint Arrangement Accounted For Using Equity Method

The Company’s 65% ownership interest in Sal de la Puna is a joint venture and is accounted for using the equity method of accounting. Changes in the investment balance are summarized below:

$
Investment in Sal de la Puna, as at December 31, 2023	181,270
Contribution to investment in Sal de la Puna	2,113
Share of loss of Sal de la Puna	(176)
Investment in Sal de la Puna, as at December 31, 2024	183,207
Contribution to investment in Sal de la Puna	419
Share of loss of Sal de la Puna	(256)
Investment in Sal de la Puna, as at December 31, 2025	183,370

Sal de la Puna Holdings S.a.r.l.
Disclosure of detailed information about business combination [line items]
Schedule of Amounts Presented in Financial Statements of Joint Venture

The following is the condensed financial information of Sal de la Puna Holdings S.a.r.l. on a 100% basis.

	December 31, 2025	December 31, 2024
	$	$
Current assets	1,562	1,589
Non-current assets (including PPA adjustments)	280,551	280,470
Current liabilities	(6)	(202)
Net assets	282,107	281,857

LAR's share of Sal de la Puna's net assets	183,370	183,207

	Years Ended December 31,
	2025	2024	2023
	$	$	$
EXPENSES
Exploration and evaluation expenditures	72	479	1,772
General and administrative	518	522	231
	590	1,001	2,003

Foreign exchange and other (income)/loss	(198)	(730)	762
Net loss	392	271	2,765